CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
NET SALES	$ 2,328,526	$ 1,635,420
Cost of sales	(846,968)	(281,962)
Gross profit	1,481,558	1,353,458
General and administrative expenses	(1,042,007)	(574,634)
Research and development expenses	(680,313)	(211,037)
Selling and marketing expenses	(888,424)	(582,382)
Operating loss	(1,129,186)	(14,595)
Other income (expenses)
Other income (expenses)	3,198	11,133
Government grant	46,740
Interest. income	163	90
Interest expense	(35,361)	(24,650)
Total other income(expenses), net	14,740	(13,427)
Loss before income tax	(1,114,446)	(28,022)
Income tax expense	(11,119)	0
Net loss	(1,125,565)	(28,022)
Other comprehensive loss
Foreign currency translation adjustment	(14,335)	(48,705)
Comprehensive loss	$ (1,139,900)	$ (76,727)
Loss per share – Basic and diluted (cents)	$ (6.51)	$ (0.16)
Weighted average number of shares – Basic and diluted	17,283,258	17,145,000